TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	29	20
Other payables	23	23
Total other	52	43
Total trade payables and other	52	43
Current
Trade payables	1,133	1,155
Fixed assets payables	38	36
Employees' entitlements	184	195
Taxes payable other than income tax	31	17
Contract liabilities and other liabilities to customers	54	55
Other payables	21	9
Total other	328	312
Total trade payables and other	€ 1,461	€ 1,467